Schedule of Investments

June 30, 2020 (Unaudited)

Intrepid Disciplined Value Fund

	Shares	Value
COMMON STOCKS - 82.45%
Capital Goods - 3.65%
Cubic Corp.	15,834	$760,507

Commercial & Professional Services - 5.65%
TransUnion	5,905	513,971
Waste Connections, Inc. (a)	7,058	661,970

		1,175,941

Consumer Durables & Apparel - 3.76%
Skechers U.S.A., Inc. - Class A (b)	24,941	782,649

Consumer Services - 2.59%
Nathan’s Famous, Inc.	4,000	224,960
The Cheesecake Factory, Inc.	13,720	314,462

		539,422

Food & Staples Retailing - 2.95%
The Kroger Co.	18,165	614,886

Food, Beverage & Tobacco - 0.84%
Molson Coors Beverage Co. - Class B	5,109	175,545

Health Care Equipment & Services - 7.49%
AmerisourceBergen Corp.	7,880	794,068
Laboratory Corp. of America Holdings (b)	4,614	766,431

		1,560,499

Media & Entertainment - 23.98%
ANGI Homeservices, Inc. - Class A (b)	68,206	828,703
Discovery Communications, Inc. - Class C (b)	36,970	712,042
Electronic Arts, Inc. (b)	4,709	621,824
Facebook, Inc. - Class A (b)	2,974	675,306
IAC (b)	2,868	927,511
Madison Square Garden Entertainment Corp. (b)	2,971	222,825
Madison Square Garden Sports Corp. (b)	2,971	436,410
Take-Two Interactive Software, Inc. (b)	4,088	570,562

		4,995,183

Pharmaceuticals, Biotechnology & Life Sciences - 3.31%
Bio-Rad Laboratories, Inc. - Class A (b)	1,528	689,877

Real Estate - 1.88%
CTO Realty Growth, Inc.	9,890	390,655

Retailing - 9.85%
Dollar General Corp.	4,845	923,021
Dollar Tree, Inc. (b)	7,357	681,847
Etsy, Inc. (b)	4,209	447,122

		2,051,990

Software & Services - 8.31%
Amdocs Ltd. (a)	14,422	878,011
Mastercard, Inc. - Class A	1,439	425,512
Visa, Inc. - Class A	2,215	427,872

		1,731,395

Technology Hardware & Equipment - 6.24%
Jabil, Inc.	11,000	352,880
Silicom Ltd. (a)(b)	17,303	635,020
Western Digital Corp.	7,065	311,920

		1,299,820

Utilities - 1.95%
Vistra Energy Corp.	21,760	405,171

TOTAL COMMON STOCKS (Cost $13,589,489)		17,173,540

EXCHANGE TRADED FUND - 3.51%
Diversified Financials - 3.51%
iShares Expanded Tech-Software Sector ETF	2,575	731,944

TOTAL EXCHANGE TRADED FUND (Cost $514,762)		731,944

REAL ESTATE INVESTMENT TRUSTS (REITs) - 5.37%
Real Estate - 5.37%
Alpine Income Property Trust, Inc.	19,612	318,891
Americold Realty Trust	22,000	798,600

TOTAL REITs (Cost $1,108,526)		1,117,491

CONVERTIBLE BOND - 1.68%	Principal
Real Estate - 1.68%	Amount
CTO Realty Growth, Inc.
3.875%, 04/15/2025	$425,000	349,936

TOTAL CONVERTIBLE BOND (Cost $350,112)		349,936

SHORT-TERM INVESTMENT - 5.47%	Shares
Money Market Fund - 5.47%
STIT-Treasury Portfolio - Institutional Class, 0.080% (c)	1,140,400	1,140,400

TOTAL SHORT-TERM INVESTMENT (Cost $1,140,400)		1,140,400

Total Investments (Cost $16,703,289) - 98.48%		20,513,311
Other Assets in Excess of Liabilities - 1.52%		316,980

TOTAL NET ASSETS - 100.00%		$20,830,291

Percentages are stated as a percent of net assets.

(a)	Foreign Issued Security.
(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield.

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.